Leases (Details) - Schedule of future minimum rentals receivable under non-cancellable finance leases - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of future minimum rentals receivable under non-cancellable finance leases [Line Items]
Total future undiscounted minimum rentals receivables		¥ 357
Unearned finance income		(2)
Net investments in subleases		355
Current		355
Non-current
Within one year [Member]
Leases (Details) - Schedule of future minimum rentals receivable under non-cancellable finance leases [Line Items]
Total future undiscounted minimum rentals receivables		¥ 357